Document and Entity Information	Apr. 21, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 21, 2025
Entity Registrant Name	REIN THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38130
Entity Tax Identification Number	13-4196017
Entity Address Address Line 1	12407 N. Mopac Expy.
Entity Address Address Line 2	Suite 250, #390
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78758
City Area Code	737
Local Phone Number	802-1989
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	RNTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001420565
Amendment Flag	false